[ING FUNDS LETTERHEAD]

April 25, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re :	ING Prime Rate Trust (25,000,000 Common Shares)
File Nos. 333-180985; 811-05410

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement of ING Prime Rate Trust (“Trust”).  The Registration Statement relates to shares that may be issued pursuant to the Trust’s Shareholder Reinvestment Program and pursuant to privately negotiated transactions.  This Amendment is being filed in reliance on Section 8(c) of the Securities Act of 1933, as amended and the Amendment must be declared effective by the Commission.

Very truly yours,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management — ING Funds

Attachment

cc:	William Bielefeld Dechert LLP